30) Deposits from banks	12 Months Ended
Dec. 31, 2020
Deposits From Banks
30) Deposits from banks

30)       Deposits from banks

Financial liabilities called “Deposits from banks” are initially measured at fair value and, subsequently, at amortized cost, using the effective interest rate method.

Composition by nature

	R$ thousand
	On December 31
	2020	2019
Demand deposits	1,593,170	1,606,079
Interbank deposits	797,216	369,982
Securities sold under agreements to repurchase	217,108,353	174,100,023
Borrowings	23,966,470	29,272,183
Onlending	23,814,958	22,471,344
Total	267,280,167	227,819,611